Operating Lease Liabilities	12 Months Ended
Jun. 30, 2021
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

NOTE 12 – OPERATING LEASE LIABILITIES

Operating lease liabilities as of June 30, 2021 and 2020 consisted of the following:

	As of June 30, 2021	As of June 30, 2020
Villas*	$1,951,867	$1,710,553
Hotel**	-	1,383,040
Base Station Tower***	282,488	222,542
Total operating lease liabilities	$2,234,355	$3,316,135

Analyzed for reporting purposes as:

	As of June 30, 2021	As of June 30, 2020
Long-term portion of operating lease liabilities	$2,147,252	$3,117,124
Current maturities of operating lease liabilities	87,103	199,011
Total	$2,234,355	$3,316,135

The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2021 and 2020.

The discount rates used for the Villas, Hotel, and Base Station Tower were 4.1239%, 3.2265% and 3.1365%, respectively. The weighted average discount rate used for operating leases was 4.06%. The weighted average remaining lease terms for operating leases was 16.00 years. The incremental borrowing rate for the Company ranged from 3.7% to 4.8%.

For the years ended June 30, 2021 and 2020, the operating lease expense were $1,010,608 and $519,174, respectively. For the years ended June 30, 2021 and 2020, the short-term operating lease expense were $1,589,089 and $711,308, respectively.

The Company subleases its operating leased right-of-use Hotel. For the years ended June 30, 2021, 2020 and 2019, the sublease income of operating lease right-of-use assets were $147,663, $214,319 and $183,903, respectively.

*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. The installments were paid every five years. As of June 30, 2021, the Company has paid $696,584 for the first installment to the lessee.

**	The lease agreement of Hotel was entered on December 19, 2018, bears interest at about 3.2265% and will mature on September 30, 2028. The installments were paid every year. As of June 30, 2021, the Company has paid $146,283 for the first-year installment and $619,185 for the lease transfer income to the original lessee.

***	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. The installments were paid every year. As of June 30, 2021, the Company has paid $ 61,919 to the lessee.

Maturity analysis of operating lease liabilities as of June 30, 2021 is as follows:

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$30,959	$30,959
Two years	766,242	30,959	797,201
Three years	-	30,959	30,959
Four years	-	30,959	30,959
Five years	-	30,959	30,959
Beyond five years	1,770,020	92,877	1,862,897
Total undiscounted cash flows	$2,536,262	$247,672	$2,783,934
Total financing lease liabilities	1,951,867	282,488	2,234,355
Difference between undiscounted cash flows and discounted cash flows	584,395	(34,816)	549,579